Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current)	¥ 2,020,020	$ 291,792	¥ 2,509,800
Less: Cash and short-term bank deposits	(7,913,083)	(1,143,047)	(6,433,593)
Net cash	(5,893,063)	(851,255)	(3,923,793)
Equity attributable to equity holders of the Company	9,580,961	1,383,972	9,164,625
Less: Fair value reserve	16,203	2,341	20,342
Less: Statutory reserve	(430,236)	(62,148)	(443,949)
Total capital	¥ 9,166,928	$ 1,324,165	¥ 8,741,018